                 Delaware Balanced Fund (formerly Delaware Fund)
                                   Devon Fund
                            Class A/ Class B/ Class C

           Supplement to the current Prospectus dated January 15, 1999

         At a Joint Annual/Special Meeting of Shareholders held on March 17, 1999, shareholders of each Fund listed above approved a number of changes relating to the Funds.

         Reclassification of Investment Objectives
         -----------------------------------------

         Shareholders of each of the Delaware Balanced and Devon Funds approved a proposal to reclassify their Fund's investment objective from "fundamental" to "non-fundamental."

         Investment Management Fees
         --------------------------

         Shareholders also approved a new Investment Management Agreement for their Fund between Delaware Group Equity Funds I, Inc. and Delaware Management Company.

         Under the new Investment Management Agreements, each Fund pays the manager an annual fee equal to 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on assets over $2.5 billion (all calculated as a percentage of the Fund's average daily net assets). The new management fee for each Fund became effective on April 1, 1999.

         In accordance with the new management fee, the following revises the fee tables and expense examples currently found in the Funds' Prospectus on pages 3 and 5:



DELAWARE BALANCED FUND                          Class A        Class B             Class C
Management fees                                   0.63%          0.63%               0.63%

Distribution and service (12b-1) fees             0.21%(4)       1.00%               1.00%

Other expenses                                    0.27%          0.27%               0.27%

Total operating expenses                          1.11%          1.90%               1.90%

                   Class A         Class B(5)         Class B(5)       Class C              Class C
                                             (if redeemed)                    (if redeemed)
1 year                $682             $193               $693            $193                $293
3 years               $908             $597               $897            $597                $597
5 years             $1,157           $1,026             $1,226          $1,026              $1,026
10 years            $1,849           $2,016             $2,016          $2,222              $2,222


(4) The Board of Directors adopted a formula for calculating 12b-1 expenses for Delaware Balanced Fund Fund's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%. Each share class is subject to a separate 12b-1 plan.

(5) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.


DEVON FUND                                   Class A           Class B           Class C

Management fees                                0.65%             0.65%             0.65%

Distribution and service (12b-1) fees          0.30%             1.00%             1.00%

Other expenses                                 0.50%             0.50%             0.50%

Total operating expenses(4)                    1.45%             2.15%             2.15%

                    Class A      Class B(6)       Class B(6)        Class C            Class C
                                           (if redeemed)                       (if redeemed)
1 year                $714          $218              $718             $218                $318
3 years             $1,007          $673              $973             $673                $673
5 years             $1,322        $1,154            $1,354           $1,154              $1,154
10 years            $2,210        $2,305            $2,305           $2,483              $2,483

(4) The investment manager has agreed to waive fees and pay expenses through June 30, 1999 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees from exceeding 1% of average daily net assets.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

                 Delaware Balanced Fund (formerly Delaware Fund)
                                   Devon Fund

                               Institutional Class

           Supplement to the current Prospectus dated January 15, 1999
                           (revised February 12, 1999)

         At a Joint Annual/Special Meeting of Shareholders held on March 17, 1999, shareholders of each Fund listed above approved a number of changes relating to the Funds.

         Reclassification of Investment Objectives
         -----------------------------------------

         Shareholders of each of the Delaware Balanced and Devon Funds approved a proposal to reclassify their Fund's investment objective from "fundamental" to "non-fundamental."

         Investment Management Fees
         --------------------------

         Shareholders also approved a new Investment Management Agreement for their Fund between the Delaware Group Equity Funds I, Inc. and Delaware Management Company.

         Under the new Investment Management Agreements, each Fund pays the manager an annual fee equal to 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on assets over $2.5 billion (all calculated as a percentage of the Fund's average daily net assets). The new management fee for each Fund became effective on April 1, 1999.

         In accordance with the new management fee, the following revises the fee tables and expense examples currently found in the Funds' Prospectus on pages 3 and 5:



                                       Delaware Balanced Fund        Devon Fund

Management fees                                  0.63%                  0.65%

Distribution and service (12b-1) fees             none                   none

Other expenses                                   0.27%                  0.50%

Total operating expenses                         0.90%                  1.15%(1)


------

(1) The investment manager has agreed to waive fees and pay expenses for the Devon Fund in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 1% of average daily net

                                       Delaware Balanced Fund        Devon Fund

 1 year                                           $ 92                   $117

 3 years                                          $287                   $365

 5 years                                          $498                   $633

 10 years                                       $1,108                 $1,398

            Decatur Equity Income Fund (formerly Decatur Income Fund) Growth and Income Fund (formerly Decatur Total Return Fund)

                           Class A / Class B/ Class C

           Supplement to the current Prospectus dated January 29, 1999

          At a Joint Annual/Special Meeting of Shareholders held on March 17, 1999, shareholders of each Fund listed above approved a new Investment Management Agreement for their Fund between Delaware Group Equity Funds II, Inc. and Delaware Management Company.

         Under the new Investment Management Agreements, each Fund pays the manager an annual fee equal to 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on assets over $2.5 billion (all calculated as a percentage of the Fund's average daily net assets). The new management fee for each Fund became effective on April 1, 1999.

         In accordance with the new management fee, the following revises the fee tables and expense examples currently found in the Funds' Prospectus on pages 3 and 5:





DECATUR EQUITY INCOME FUND                 Class A        Class B           Class C


Management fees                            0.58%          0.58%              0.58%

Distribution and service (12b-1) fees      0.20%(4)       1.00%              1.00%

Other expenses                             0.22%          0.22%              0.22%

Total operating expenses                   1.00%          1.80%              1.80%



                    Class A       Class B(6)    Class B(6)         Class C               Class C
                                           (if redeemed)                     (if redeemed)
1 year                $671           $183           $683               $183                $283

3 years               $875           $566           $866               $566                $566

5 years             $1,096           $975         $1,175               $975                $975

10 years            $1,729         $1,906         $1,906             $2,116              $2,116

(4) The Board of Directors adopted a formula for calculating 12b-1 plan expenses for Decatur Equity Income Fund's Class A shares that went into effect on May 2, 1994. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%.

(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.


GROWTH AND INCOME FUND                        Class A           Class B           Class C


Management fees                                 0.61%            0.61%             0.61%

Distribution and service (12b-1) fees           0.30%            1.00%             1.00%

Other expenses                                  0.26%            0.26%             0.26%

Total operating expenses                        1.17%            1.87%             1.87%



                    Class A        Class B(5)       Class B(5)       Class C             Class C
                                            (if redeemed)                      (if redeemed)

1 year                $687           $190             $690             $190                $290


3 years               $925           $588             $888             $588                $588

5 years             $1,182         $1,011           $1,211           $1,011              $1,011

10 years            $1,914         $2,008           $2,008           $2,190              $2,190


(5) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

            Decatur Equity Income Fund (formerly Decatur Income Fund) Growth and Income Fund (formerly Decatur Total Return Fund)

                               Institutional Class

           Supplement to the current Prospectus dated January 29, 1999

         At a Joint Annual/Special Meeting of Shareholders held on March 17, 1999, shareholders of each Fund listed above approved a new Investment Management Agreement for their Fund between Delaware Group Equity Funds II, Inc. and Delaware Management Company.

         Under the new Investment Management Agreements, each Fund pays the manager an annual fee equal to 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on assets over $2.5 billion (all calculated as a percentage of the Fund's average daily net assets). The new management fee for each Fund became effective on April 1, 1999.

         In accordance with the new management fee, the following revises the fee tables and expense examples currently found in the Funds' Prospectus appearing on pages 3 and 5:

                                         Decatur Equity Income      Growth and
                                               Fund                Income Fund

Management fees                                0.58%                  0.61%

Distribution and service (12b-1) fees           none                   none

Other expenses                                 0.22%                  0.26%

Total operating expenses                       0.80%                  0.87%



                                         Decatur Equity Income       Growth and
                                               Fund                 Income Fund

1 year                                          $82                   $89

3 years                                        $255                  $278

5 years                                        $444                  $482

10 years                                       $990                $1,073

                            International Equity Fund
                           Class A / Class B/ Class C

            Supplement to the current Prospectus dated March 30, 1999

         At a shareholders' meeting held on April 13, 1999, shareholders of the Fund approved a number of changes relating to the International Equity Fund.

         Reclassification of Investment Objective
         ----------------------------------------

         Shareholders of the International Equity Fund approved a proposal to reclassify the Fund's investment objective from "fundamental" to "non-fundamental."

        Investment Management Fees
        --------------------------

        Shareholders also approved a new Investment Management Agreement for the International Equity Fund between Delaware Group Global & International Funds, Inc. and Delaware International Advisers Ltd. Under the new Investment Management Agreement, the International Equity Fund pays the manager an annual fee equal to 0.85% on the first $500 million, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on assets over $2.5 billion (all calculated as a percentage of the Fund's average daily net assets). The new management fee became effective on April 15, 1999.

         In accordance with the new management fee, the following revises the fee table and expense example currently found in the Fund's Prospectus found on page 3:


INTERNATIONAL EQUITY FUND                     Class A          Class B           Class C

Management fees                                 0.85%            0.85%             0.85%

Distribution and service (12b-1) fees           0.30%            1.00%             1.00%

Other expenses                                  0.65%            0.65%             0.65%

Total operating expenses                        1.80%            2.50%             2.50%


                    Class A      Class B(5)       Class B(5)         Class C            Class C
                                            (if redeemed)                   (if redeemed)
1 year                $747           $253             $753             $253                $353

3 years             $1,109           $779           $1,079             $779                $779

5 years             $1,494         $1,331           $1,531           $1,331              $1,331

10 years            $2,569         $2,664           $2,664           $2,836              $2,836

(5) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

                            International Equity Fund

                               Institutional Class

            Supplement to the current Prospectus dated March 30, 1999

        At an adjourned shareholders' meeting held on April 13, 1999, shareholders of the Fund approved a number of changes relating to the International Equity Fund.

         Reclassification of Investment Objectives
         -----------------------------------------

         Shareholders of the International Equity Fund approved a proposal to reclassify the Fund's investment objective from "fundamental" to "non-fundamental."

        Investment Management Fees
        --------------------------

        Shareholders also approved a new Investment Management Agreement for the International Equity Fund between Delaware Group Global & International Funds, Inc. and Delaware International Advisers Ltd. Under the new Investment Management Agreement, the International Equity Fund pays the manager an annual fee equal to 0.85% on the first $500 million, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on assets over $2.5 billion (all calculated as a percentage of the Fund's average daily net assets). The new management fee became effective on April 15, 1999.

         In accordance with the new management fee, the following revises the fee table and expense example currently found in the Fund's Prospectus on page 3:

Management fees                                              0.85%

Distribution and service (12b-1) fees                        none

Other expenses                                               0.65%

Total operating expenses                                     1.50%



1 year                                                        $153

3 years                                                       $474

5 years                                                       $818

10 years                                                    $1,791

                                 Delchester Fund

                           Class A / Class B/ Class C
          Supplement to the current Prospectus dated September 28, 1998

         At a Joint Annual/Special Meeting of Shareholders held on March 17, 1999, shareholders of the Fund approved a number of changes relating to the Delchester Fund.

         Reclassification of Investment Objective
         ----------------------------------------

         Shareholders of the Delchester Fund approved a proposal to reclassify the Fund's investment objective from "fundamental" to "non-fundamental."

         Investment Management Fees
         --------------------------

         Shareholders also approved a new Investment Management Agreement for the Delchester Fund between Delaware Group Income Funds, Inc. and Delaware Management Company. Under the new Investment Management Agreement, the Fund pays the manager an annual fee equal to 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on assets over $2.5 billion (all calculated as a percentage of the Fund's average daily net assets). The new management fee became effective on April 1, 1999.

         In accordance with the new management fee, the following revises the fee table and expense example for Class A, Class B and Class C Shares of the Delchester Fund appearing under Summary of Expenses on pages 4 and 5:


                                                                                    Delchester Fund
                                                                  ----------------------------------------------------
Annual Operating Expenses                                          Class A Shares   Class B Shares    Class C Shares
(as a percentage of average daily net assets)
----------------------------------------------------------------------------------------------------------------------
Management Fee..................................................        0.60%             0.60%           0.60%
12b-1 Expenses (including service fees).........................        0.25%(6)(7)       1.00%(6)        1.00%(6)
Other Operating Expenses........................................        0.24%             0.24%           0.24%
                                                                        -----             -----           -----
Total Operating Expenses........................................        1.09%             1.84%           1.84%
                                                                        =====             =====           =====

(6) Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Funds in the Prospectus.
(7) The actual 12b-1 Plan expenses to be paid and, consequently, the Total Operating Expenses of Class A Shares, may vary because of the formula adopted by the Board of Directors for use in calculating the 12b-1 Plan expenses for this class beginning June 1, 1992, but the 12b-1 Plan expenses will not be more than 0.30% nor less than 0.10%. See Distribution (12b-1) and Service under Management of the Fund in the Prospectus and Part B.




Delchester Fund                           Assuming Redemption                        Assuming No Redemption
                                1 year    3 years    5 years    10 years    1 year    3 years    5 years    10 years
                               --------- ---------- ---------- ----------- --------- ---------- ---------- -----------
Class A Shares.............        $581(1)     $81       $105        $174       $58        $81       $105        $174
Class B Shares.............         $59        $88       $120        $196(2)    $19        $58       $100        $196(2)
Class C Shares.............         $29        $58       $100        $216       $19        $58       $100        $216

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within two years after a purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. The ten-year expense numbers for Class B Shares reflect the expenses of Class B Shares for years one through eight and the expenses for Class A Shares for years nine and ten. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectus for a description of the automatic conversion feature.

                                 Delchester Fund

                               Institutional Class

          Supplement to the current Prospectus dated September 29, 1998

         At a Joint Annual/Special Meeting of Shareholders held on March 17, 1999, shareholders of the Fund approved a number of changes relating to the Delchester Fund.

         Reclassification of Investment Objectives
         -----------------------------------------

         Shareholders Delchester Fund approved a proposal to reclassify the Fund's investment objective from "fundamental" to "non-fundamental."

         Investment Management Fees
         --------------------------

         Shareholders also approved a new Investment Management Agreement for the Delchester Fund between Delaware Group Income Funds, Inc. and Delaware Management Company. Under the new Investment Management Agreement, the Delchester Fund pays the Manager an annual fee equal to 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on assets over $2.5 billion (all calculated as a percentage of the Fund's average daily net assets). The new management fee became effective on April 1, 1999.

         In accordance with the new management fee, the following revises the fee table and expense example for the Institutional Class of the Delchester Fund appearing under Summary of Expenses on page 3:

Annual Operating Expenses (as a              Delchester Fund InstitutionalClass
percentage of average daily net assets)
--------------------------------------------------------------------------------
Management Fee............................                 0.60%
12b-1 Expenses (including service fees)...                  None
Other Operating Expenses..................                 0.24%
                                                           -----
Total Operating Expenses..................                 0.84%



                          1 year          3 years        5 years        10 years
                         -------------------------------------------------------
Delchester Fund
Institutional Class         $9              $27            $47            $104